Short-term Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Short-term Bank Borrowings

	As of December 31,
	2017	2018	2018
	RMB’000	RMB’000	US$’000

Fixed-rate bank borrowings	558,000	473,000	68,795

Analyzed as:
Secured	180,000	180,000	26,180
Unsecured	378,000	293,000	42,615

	558,000	473,000	68,795

Range of Interest Rates of Bank Borrowings	Bank borrowings carried the following range of interest rates at the end of the respective reporting period:

	2017	2018

Fixed-rate bank borrowings	4.4%	4.4%